Contingencies (Details) $ in Thousands						1 Months Ended	12 Months Ended
	Jan. 04, 2023 MXN ($)	Jan. 04, 2023 USD ($)	Dec. 11, 2020 MXN ($)	Dec. 09, 2016 MXN ($)	Sep. 12, 2015 Tons	Apr. 30, 2024 MXN ($)	Dec. 31, 2025 MXN ($) Tons	Dec. 31, 2025 USD ($) Tons	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2017 USD ($)	Jul. 26, 2004 USD ($)
Contingencies [Line Items]
Obligated to pay (in Dollars)														$ 200,000
Disposition of stack (in Tons) | Tons							8,000	8,000
Total metric tons (in Tons) | Tons					3,000
Environmental liabilities (in Dollars)								$ 800,000		$ 1.3
Civil penalties						$ 990,000					$ 700,000
Pension amount	$ 1,274,075
Additional amounts for unpaid contributions (in Dollars)		$ 1,474,049
Provision (in Dollars)												$ 8,345,769
Sale and use tax amount				$ 2,452,028
Interest				$ 394,138
Received an appraisal amount			$ 1,631,827
Interest paid							$ 110,843		$ 3,733		$ 153,729
Corrective Action Consent Agreement [Member]
Contingencies [Line Items]
Civil penalty (in Dollars)													$ 138,000
Republic Steel [Member]
Contingencies [Line Items]
Interest paid			$ 339,885